Annual Operating Expenses - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International High Dividend ETF	Mar. 01, 2025
Operating Expenses:
Management fee	0.18%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.19%